Taxation - Reconciliation Between Income Tax Expense and Accounting Profit at Applicable Tax Rates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Profit before taxation	¥ 153,895	¥ 148,137	¥ 144,462
Notional tax on profit before tax, calculated at the PRC's statutory tax rate of 25% (Note)	38,474	37,034	36,116
Tax effect of deductible temporary difference for which no deferred tax asset was recognized	1,414	154	1,562
Tax effect of deductible tax loss for which no deferred tax asset was recognized	1,267	818	1,349
Others	(280)	(98)	(384)
Taxation	35,944	33,723	35,623
PRC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-deductible expenses	604	772	798
Rate differential	(1,835)	(2,317)	(1,580)
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-deductible expenses	85	70	76
Rate differential	(189)	(182)	(133)
Income from investments accounted for using the equity method [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-taxable items	(3,465)	(2,487)	(2,159)
Interest and other income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-taxable items	¥ (131)	¥ (41)	¥ (22)